Fair value of financial instruments - Disclosure of analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in fair value measurement, assets [abstract]
Transfers into Level 3 of fair value hierarchy, assets	£ 800	£ 0
Reconciliation of changes in fair value measurement, liabilities [abstract]
Transfers into Level 3 of fair value hierarchy, liabilities	(2,800)	0
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	252,459	293,530
Derivative financial liabilities	(240,808)	(279,415)
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	24,364
Ending balance, financial assets	23,778	24,364
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,834)
Ending balance, financial liabilities	(8,026)	(6,834)
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	1,712	2,077
Derivative financial liabilities	(3,065)	(3,181)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	17,530	13,135
Purchases, fair value measurement, assets (liabilities) net	9,122	10,668
Sales, fair value measurement, assets (liabilities) net	(5,726)	(3,901)
Issues, fair value measurement, assets (liabilities) net	(503)	(1,146)
Settlements, fair value measurement, assets (liabilities) net	(2,648)	(1,531)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	(1)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(2,419)	286
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	78	(47)
Ending balance, Assets (liabilities) net	15,752	17,530
Derivative financial assets	1,712	2,077
Derivative financial liabilities	(3,065)	(3,181)
Recurring fair value measurement | Level 3 | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,104)	(1,113)
Purchases, fair value measurement, liabilities	(447)	(568)
Sales, fair value measurement, liabilities	220	(6)
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	(16)
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	3	163
Transfers out of Level 3 of fair value hierarchy, liabilities	19	501
Ending balance, financial liabilities	(1,353)	(1,104)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	251	(152)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(44)	(64)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	67	219
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income | Net derivatives financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	(1)
Recurring fair value measurement | Level 3 | Investment property
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	9	2
Purchases, fair value measurement, assets	34	9
Sales, fair value measurement, assets	0	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	43	9
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Investment property | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Level 3 | Trading portfolio liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(395)	(368)
Purchases, fair value measurement, liabilities	(55)	(26)
Sales, fair value measurement, liabilities	25	20
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	352	0
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(28)	(15)
Transfers out of Level 3 of fair value hierarchy, liabilities	12	1
Ending balance, financial liabilities	(87)	(395)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	2	(7)
Recurring fair value measurement | Level 3 | Trading portfolio liabilities | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	0
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3,258)	(1,222)
Purchases, fair value measurement, liabilities	0	(415)
Sales, fair value measurement, liabilities	28	19
Issues, fair value measurement, liabilities	(503)	(1,146)
Settlements, fair value measurement, liabilities	1,020	143
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(2,954)	(893)
Transfers out of Level 3 of fair value hierarchy, liabilities	753	350
Ending balance, financial liabilities	(4,874)	(3,258)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	43	(74)
Recurring fair value measurement | Level 3 | Financial liabilities designated at fair value | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	(3)	(20)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	10,115	6,509
Purchases, fair value measurement, assets	5,810	5,848
Sales, fair value measurement, assets	(4,157)	(1,817)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,554)	(865)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	382	775
Transfers out of Level 3 of fair value hierarchy, assets	(400)	(326)
Ending balance, financial assets	10,347	10,115
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	151	(9)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	8,424	8,249
Purchases, fair value measurement, assets	2,858	2,704
Sales, fair value measurement, assets	(1,202)	(2,072)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,436)	(793)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	60	207
Transfers out of Level 3 of fair value hierarchy, assets	(294)	(88)
Ending balance, financial assets	8,577	8,424
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	95	(1)
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	72	218
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,739	1,078
Purchases, fair value measurement, assets	922	3,116
Sales, fair value measurement, assets	(640)	(43)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,030)	0
Total gains or (losses) recognised in OCI, assets	0	(1)
Transfers into Level 3 of fair value hierarchy, assets	118	49
Transfers out of Level 3 of fair value hierarchy, assets	(12)	(485)
Ending balance, financial assets	3,099	3,739
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	4	3
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	£ (2)	£ 22